OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Payables
2017		2016
Provisions for indemnities payable (Note 27)	607,559		526,935
Payable for the acquisition of equity interest	—		342,086
Third party consignment	35,293		66,293
Provision for asset decommissioning	16,716		16,064
Other	392,832		452,082

Total	1,052,400		1,403,460

Current	469,214		527,144
Non-current	583,186		876,316